AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1255
F 212 306 1448

03000319

January 31, 2003

Mr. Brian Johnson CERT AMX 1-13485
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

JAN 31 2003

PROCESSED
FEB 03 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on January 30, 2003, The American Stock Exchange (the "Exchange") received from American Residential Investment Trust, Inc., (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $.01 per share

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl